GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 18 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Share based compensation	3,178	1,222	137
Professional services	2,556	667	1,105
Transaction cost	2,544	7,278	-
Public company expenses	1,959	5,128	-
Wages and salaries related	1,217	1,348	935
Insurance	675	50	60
Travel expenses	350	611	223
Office and maintenance	170	170	145
Depreciation and amortization	27	30	35
Other	53	63	83
Total	12,729	16,567	2,723

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)